Derivatives and Other Financial Instruments - Additional Information (Detail) t in Thousands	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2016 USD ($)	Apr. 30, 2016 Refinery	Sep. 30, 2016 USD ($) Derivative	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) MWh Derivative Refinery Agency Smelter t	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) MWh Derivative Refinery Agency Smelter t	Dec. 31, 2014 USD ($) t	Dec. 31, 2013 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of refineries | Refinery		3
Other derivative contracts estimated term of quoted market prices, in years					10 years		10 years
Number of credit rating agencies | Agency					3		3
Decrease in unrealized gain			$ 4,000,000	$ (17,000,000)	$ (5,000,000)	$ (19,000,000)	$ (26,000,000)	$ (13,000,000)	$ 36,000,000
Other Noncurrent Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Decreased derivative asset	$ 84,000,000
Other Comprehensive Income (Loss) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Decrease in unrealized gain	84,000,000
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivative instruments | Derivative			10		10		9
London Metal Exchange [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivative instruments | Derivative			2		2		2
LME Plus Midwest Premium [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivative instruments | Derivative			3		3		3
Midwest Premium [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other derivative contracts estimated term of quoted market prices, in years					5 years		5 years
Derivatives Not Designated as Hedging Instruments [Member] | Other Expenses (Income), Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gain (loss) of derivative instruments			$ 1,000,000	(17,000,000)	$ (8,000,000)	(19,000,000)	$ (25,000,000)	(13,000,000)	36,000,000
Embedded Aluminum Derivative [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recognized an unrealized gain (loss)			(462,000,000)	301,000,000	(830,000,000)	819,000,000	1,155,000,000	78,000,000	190,000,000
Realized gain (loss) on derivatives			$ (4,000,000)	(1,000,000)	$ 1,000,000	(25,000,000)	$ (21,000,000)	(28,000,000)	(29,000,000)
Embedded Aluminum Derivative [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivative instruments | Derivative			8		8		7
Number of smelters | Smelter					9		8
Embedded Aluminum Derivative [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gain (loss) of derivative instruments			$ (7,000,000)	(4,000,000)	$ (15,000,000)	(5,000,000)	$ (8,000,000)	$ (15,000,000)	28,000,000
Embedded Aluminum Derivative [Member] | Derivatives Not Designated as Hedging Instruments [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivative instruments | Derivative			3		3		2
Embedded Aluminum Derivative [Member] | Derivatives Designated as Hedging Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aluminum forecast sales | t					3,521		3,307	3,610
Embedded Aluminum Derivative [Member] | Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount of gain (loss) expected to be recognized into earnings over the next 12 months					$ 23,000,000		$ 45,000,000
Derivative instruments ineffectiveness			$ 0	0	0	0	0	$ 0	0
Embedded Aluminum Derivative [Member] | Derivatives Designated as Hedging Instruments [Member] | Cash Flow Hedging [Member] | Other Expenses (Income), Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other expenses (income), net			0	1,000,000	1,000,000	2,000,000
Energy Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Recognized an unrealized gain (loss)			49,000,000	3,000,000	$ 88,000,000	(8,000,000)	$ (2,000,000)	(4,000,000)	3,000,000
Decrease in unrealized gain	$ 84,000,000
Energy Contracts [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of refineries | Refinery					3		3
Energy Contracts [Member] | Derivatives Designated as Hedging Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments ineffectiveness			$ 0	0	$ 3,000,000	0	$ 3,000,000	0	0
Forecasted energy purchases in megawatt hours | MWh					2,130,122		59,409,328
Embedded Credit Derivative [Member] | Level 3 [Member] | Cash Flow Hedging [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivative instruments | Derivative			5		5		5
Embedded Credit Derivative [Member] | Derivatives Not Designated as Hedging Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net gain (loss) of derivative instruments			$ 8,000,000	$ (13,000,000)	$ 7,000,000	$ (14,000,000)	$ (17,000,000)	$ 2,000,000	$ 8,000,000